Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 1.9%
7,089	(1)	Altice USA, Inc.	$ 195,515	0.2
8,511	(1)	AMC Networks, Inc.	206,732	0.2
237		Cable One, Inc.	436,158	0.4
5,893		Fox Corp. - Class A	164,179	0.1
2,631		Interpublic Group of Cos., Inc.	46,727	0.0
5,005	(1)	Liberty Global PLC - Class A	116,967	0.1
6,961	(1),(2)	Lions Gate Entertainment Corp. - Class A	67,800	0.1
6,031		New York Times Co.	261,323	0.2
13,354		Telephone & Data Systems, Inc.	308,878	0.3
12,907	(1)	Yelp, Inc.	298,410	0.3
			2,102,689	1.9

		Consumer Discretionary: 14.2%
7,364		Aarons, Inc.	411,574	0.4
7,290	(1)	Adtalem Global Education, Inc.	242,028	0.2
17,917	(2)	American Eagle Outfitters, Inc.	225,933	0.2
165	(1)	Autozone, Inc.	197,391	0.2
4,822		BorgWarner, Inc.	195,725	0.2
8,535		Boyd Gaming Corp.	228,567	0.2
3,605		Brunswick Corp.	223,113	0.2
5,306	(1)	Caesars Entertainment, Inc.	243,015	0.2
1,509		Carter's, Inc.	120,147	0.1
31,647		Dana, Inc.	441,476	0.4
3,929	(1)	Deckers Outdoor Corp.	801,005	0.7
9,433		Dick's Sporting Goods, Inc.	510,514	0.5
867		Domino's Pizza, Inc.	354,568	0.3
3,250		Dunkin Brands Group, Inc.	247,260	0.2
8,682	(1)	Etsy, Inc.	1,039,235	1.0
14,240		Extended Stay America, Inc.	177,858	0.2
1,238	(1)	Five Below, Inc.	135,499	0.1
5,477		Foot Locker, Inc.	166,117	0.2
27,681		Gentex Corp.	748,771	0.7
2,641	(1)	Grand Canyon Education, Inc.	248,360	0.2
2,999	(1)	GrubHub, Inc.	216,978	0.2
1,063	(1)	Helen of Troy Ltd.	219,850	0.2
3,042		Jack in the Box, Inc.	250,630	0.2
16,012		KB Home	572,589	0.5
2,311		Kohl's Corp.	49,363	0.0
2,031		Lear Corp.	231,392	0.2
1,217		Lennar Corp. - Class A	91,056	0.1
5,221	(1)	Mattel, Inc.	56,100	0.0
2,824		MGM Resorts International	63,540	0.1
80	(1)	NVR, Inc.	333,467	0.3
1,649	(1)	Ollie's Bargain Outlet Holdings, Inc.	157,545	0.1
9,816	(1)	Penn National Gaming, Inc.	501,598	0.5
1,922		Pool Corp.	630,109	0.6
4,733		Pulte Group, Inc.	211,044	0.2
1,753	(1)	RH	579,454	0.5
11,101	(1)	Scientific Games Corp.	229,624	0.2
23,365		Service Corp. International	1,066,612	1.0
3,519		Six Flags Entertainment Corp.	76,468	0.1
14,294	(1)	Skechers USA, Inc.	426,676	0.4
19,218	(1)	Taylor Morrison Home Corp.	452,200	0.4
1,348	(1)	Tempur Sealy International, Inc.	115,308	0.1
1,457		Texas Roadhouse, Inc.	91,776	0.1
2,714		Thor Industries, Inc.	256,283	0.2
524		Tractor Supply Co.	77,987	0.1
24,135	(1)	TRI Pointe Group, Inc.	407,399	0.4
278	(1)	Ulta Beauty, Inc.	64,546	0.1
3,039	(1)	Urban Outfitters, Inc.	71,538	0.1
15,559		Wendy's Company	325,805	0.3
3,977		Williams-Sonoma, Inc.	349,022	0.3
12,543		Wyndham Destinations, Inc.	363,622	0.3
			15,497,737	14.2

		Consumer Staples: 3.3%
15,476	(1)	BJ's Wholesale Club Holdings, Inc.	687,289	0.6
17,128		Flowers Foods, Inc.	418,951	0.4
1,472		Hershey Co.	218,798	0.2
7,866		Ingredion, Inc.	632,741	0.6
1,349		Lancaster Colony Corp.	239,744	0.2
6,303		Nu Skin Enterprises, Inc.	297,943	0.2
7,266	(1)	Pilgrim's Pride Corp.	116,256	0.1
4,680	(1)	Post Holdings, Inc.	411,934	0.4
17,752	(1)	Sprouts Farmers Market, Inc.	414,509	0.4
3,165		Tyson Foods, Inc.	198,762	0.2
			3,636,927	3.3

		Energy: 1.5%
11,672	(1)	ChampionX Corp.	119,521	0.1
1,768		Cimarex Energy Co.	49,115	0.0
18,901		EQT Corp.	299,959	0.3
17,713		Equitrans Midstream Corp.	182,090	0.2
5,142		Noble Energy, Inc.	51,163	0.1
5,604		PBF Energy, Inc.	47,970	0.0
1,050		Pioneer Natural Resources Co.	109,127	0.1
6,417		Williams Cos., Inc.	133,217	0.1
10,961		World Fuel Services Corp.	289,370	0.3
56,690	(1)	WPX Energy, Inc.	315,196	0.3
			1,596,728	1.5

		Financials: 14.2%
197		Alleghany Corp.	109,248	0.1
8,444		Ally Financial, Inc.	193,199	0.2
1,795		American Financial Group, Inc.	119,996	0.1
2,848		Ameriprise Financial, Inc.	446,566	0.4
5,276		Bank of Hawaii Corp.	290,391	0.3

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
12,778		Bank OZK	$ 294,405	0.3
12,820	(1)	Brighthouse Financial, Inc.	389,215	0.4
3,295		Brown & Brown, Inc.	152,888	0.1
15,600		Cathay General Bancorp.	385,164	0.4
6,695		CIT Group, Inc.	131,691	0.1
10,684		Citizens Financial Group, Inc.	276,395	0.3
11,648		CNO Financial Group, Inc.	189,862	0.2
17,557		East West Bancorp, Inc.	645,746	0.6
6,492		Essent Group Ltd.	231,764	0.2
7,463		Evercore, Inc.	461,810	0.4
1,630		Factset Research Systems, Inc.	571,152	0.5
11,410		Fifth Third Bancorp	235,731	0.2
9,209		First American Financial Corp.	484,117	0.4
294		First Citizens BancShares, Inc.	115,586	0.1
10,936		First Horizon National Corp.	104,439	0.1
1,206		Globe Life, Inc.	99,471	0.1
8,686		Hancock Whitney Corp.	173,807	0.2
6,486		Hanover Insurance Group, Inc.	664,750	0.6
6,866		Hartford Financial Services Group, Inc.	277,730	0.3
16,259		International Bancshares Corp.	513,459	0.5
703		Kemper Corp.	54,595	0.1
3,899		LPL Financial Holdings, Inc.	320,342	0.3
28,850		MGIC Investment Corp.	264,555	0.2
1,504		Nasdaq, Inc.	202,168	0.2
33,458		Navient Corp.	304,133	0.3
42,562		Old Republic International Corp.	685,674	0.6
7,346		Popular, Inc.	272,096	0.3
6,266		Primerica, Inc.	782,310	0.7
837		Prosperity Bancshares, Inc.	45,633	0.0
6,200		Reinsurance Group of America, Inc.	568,416	0.5
607		RenaissanceRe Holdings Ltd.	111,530	0.1
13,312		SEI Investments Co.	697,016	0.6
2,295		Selective Insurance Group	137,264	0.1
5,879		Signature Bank	570,439	0.5
52,757		SLM Corp.	403,064	0.4
2,896		State Street Corp.	197,189	0.2
8,650		Sterling Bancorp	100,946	0.1
9,571		Stifel Financial Corp.	485,345	0.4
8,553		Synchrony Financial	212,200	0.2
20,827		Synovus Financial Corp.	455,487	0.4
4,076		UMB Financial Corp.	218,963	0.2
8,694		Unum Group	160,665	0.1
12,085		Webster Financial Corp.	332,338	0.3
1,868		Wintrust Financial Corp.	81,295	0.1
8,078		Zions Bancorp NA	259,788	0.2
			15,482,033	14.2

		Health Care: 11.0%
431	(1)	Alexion Pharmaceuticals, Inc.	49,229	0.0
250	(1)	Align Technology, Inc.	74,245	0.1
4,525	(1)	Alkermes PLC	74,844	0.1
3,684	(1)	Amedisys, Inc.	891,160	0.8
1,631	(1)	Arrowhead Pharmaceuticals, Inc.	68,893	0.1
708	(1)	Bio-Rad Laboratories, Inc.	360,082	0.3
1,365		Bio-Techne Corp.	348,703	0.3
5,310		Bruker Corp.	223,126	0.2
2,653	(1)	Catalent, Inc.	245,402	0.2
5,178	(1)	Charles River Laboratories International, Inc.	1,133,723	1.0
2,061		Chemed Corp.	1,065,764	1.0
2,741		Encompass Health Corp.	178,823	0.2
25,964	(1)	Exelixis, Inc.	576,920	0.5
3,813	(1)	Globus Medical, Inc.	215,511	0.2
5,217	(1)	Haemonetics Corp.	467,756	0.4
1,416	(1)	HealthEquity, Inc.	81,392	0.1
3,674		Hill-Rom Holdings, Inc.	344,584	0.3
1,350	(1)	Incyte Corp., Ltd.	130,073	0.1
4,989	(1)	Masimo Corp.	1,117,536	1.0
5,010	(1)	Molina Healthcare, Inc.	926,700	0.9
812	(1)	Novocure Ltd.	67,193	0.1
873	(1)	NuVasive, Inc.	45,509	0.0
5,438	(1)	PRA Health Sciences, Inc.	581,377	0.5
8,214	(1)	Prestige Consumer Healthcare, Inc.	299,236	0.3
1,840	(1)	Quidel Corp.	323,766	0.3
2,777	(1)	Repligen Corp.	430,185	0.4
4,354	(1)	Syneos Health, Inc.	274,737	0.3
568	(1)	Tandem Diabetes Care, Inc.	64,025	0.1
11,593	(1)	Tenet Healthcare Corp.	326,691	0.3
2,490	(1)	United Therapeutics Corp.	266,330	0.2
1,731	(1)	Veeva Systems, Inc.	488,609	0.5
693		West Pharmaceutical Services, Inc.	196,784	0.2
			11,938,908	11.0

		Industrials: 16.9%
4,637		Acuity Brands, Inc.	506,778	0.5
7,027	(1)	AECOM	277,637	0.3
4,652		AGCO Corp.	330,757	0.3
7,952		Allison Transmission Holdings, Inc.	285,238	0.3
3,136		Ametek, Inc.	315,795	0.3
1,468		AO Smith Corp.	71,888	0.1
1,797		Armstrong World Industries, Inc.	132,511	0.1
6,725	(1)	ASGN, Inc.	482,653	0.4
1,986	(1)	Axon Enterprise, Inc.	170,161	0.2
1,901		Brink's Co.	91,932	0.1
5,034		Carlisle Cos., Inc.	659,202	0.6
2,428	(1)	Copart, Inc.	250,861	0.2
256	(1)	CoStar Group, Inc.	217,242	0.2
9,607		Crane Co.	543,180	0.5
5,875		Curtiss-Wright Corp.	601,130	0.5
9,177		Deluxe Corp.	260,627	0.2
9,372		EMCOR Group, Inc.	702,994	0.6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,253	(1)	FTI Consulting, Inc.	$ 258,554	0.2
1,515	(1)	Generac Holdings, Inc.	287,820	0.3
3,364		Graco, Inc.	195,179	0.2
14,532		GrafTech International Ltd.	96,783	0.1
548		Heico Corp. - HEI	60,236	0.1
14,676		Herman Miller, Inc.	349,729	0.3
3,731		HNI Corp.	118,832	0.1
4,909		Hubbell, Inc.	711,412	0.6
3,780	(1)	IAA, Inc.	197,770	0.2
2,288		IDEX Corp.	412,366	0.4
1,621		Insperity, Inc.	109,207	0.1
12,130		ITT, Inc.	761,885	0.7
7,284	(1)	JetBlue Airways Corp.	83,912	0.1
1,128		Kansas City Southern	205,341	0.2
3,896		Knight-Swift Transportation Holdings, Inc.	177,112	0.2
631		Lennox International, Inc.	176,888	0.2
4,029		Manpowergroup, Inc.	295,366	0.3
1,951		Masco Corp.	113,743	0.1
6,580	(1)	Mastec, Inc.	304,062	0.3
935	(1)	Mercury Systems, Inc.	70,817	0.1
2,907	(1)	Middleby Corp.	284,595	0.3
2,270		MSA Safety, Inc.	285,907	0.3
7,421		MSC Industrial Direct Co.	489,044	0.4
2,440		Nordson Corp.	455,036	0.4
21,199		nVent Electric PLC	405,325	0.4
2,467		Old Dominion Freight Line	498,778	0.5
5,085		Owens Corning, Inc.	343,949	0.3
7,457		Regal Beloit Corp.	737,199	0.7
1,787		Republic Services, Inc.	165,691	0.1
2,409		Ryder System, Inc.	98,528	0.1
6,209		Schneider National, Inc.	168,016	0.1
613	(1)	Teledyne Technologies, Inc.	192,243	0.2
5,095		Tetra Tech, Inc.	470,319	0.4
12,618		Timken Co.	683,769	0.6
4,940		Toro Co.	371,883	0.3
4,245		Trane Technologies PLC	502,566	0.5
1,350		TransUnion	117,072	0.1
1,025	(1)	Trex Co., Inc.	153,227	0.1
5,534	(1)	Univar Solutions, Inc.	100,664	0.1
509		Valmont Industries, Inc.	64,668	0.1
12,567		Werner Enterprises, Inc.	578,208	0.5
660		Woodward, Inc.	56,555	0.0
2,984	(1)	XPO Logistics, Inc.	263,398	0.2
			18,374,240	16.9

		Information Technology: 16.2%
1,317		Alliance Data Systems Corp.	59,410	0.1
2,990		Amdocs Ltd.	183,078	0.2
1,548	(1)	Anaplan, Inc.	94,815	0.1
9,374	(1)	Arrow Electronics, Inc.	736,421	0.7
413	(1)	Avalara, Inc.	54,685	0.0
10,011		Avnet, Inc.	275,403	0.3
8,551		Belden, Inc.	287,998	0.3
1,705		Booz Allen Hamilton Holding Corp.	150,142	0.1
2,697	(1)	CACI International, Inc.	631,610	0.6
5,146	(1)	Cadence Design Systems, Inc.	570,743	0.5
3,417		CDK Global, Inc.	159,301	0.1
2,720		CDW Corp.	309,128	0.3
701	(1)	Ceridian HCM Holding, Inc.	55,744	0.1
14,740	(1)	Ciena Corp.	836,790	0.8
10,228	(1)	Cirrus Logic, Inc.	619,715	0.6
3,345		Cognex Corp.	231,441	0.2
5,895	(1)	Commvault Systems, Inc.	254,841	0.2
907	(1)	Cree, Inc.	57,232	0.1
2,760		Dolby Laboratories, Inc.	192,786	0.2
7,480	(1)	Dropbox, Inc.	158,352	0.1
3,193	(1)	Dynatrace, Inc.	141,226	0.1
1,769	(1)	Enphase Energy, Inc.	136,620	0.1
986	(1)	Euronet Worldwide, Inc.	101,933	0.1
1,442	(1)	F5 Networks, Inc.	190,820	0.2
1,473	(1)	Fair Isaac Corp.	619,824	0.6
1,050	(1)	Fortinet, Inc.	138,605	0.1
1,735	(1)	GoDaddy, Inc.	145,185	0.1
3,345	(1),(2)	II-VI, Inc.	148,852	0.1
2,826	(1)	j2 Global, Inc.	197,792	0.2
13,212		Jabil, Inc.	451,190	0.4
18,318		KBR, Inc.	457,767	0.4
266		KLA Corp.	54,567	0.0
1,823	(1)	LiveRamp Holdings, Inc.	101,796	0.1
6,008	(1)	Lumentum Holdings, Inc.	516,688	0.5
4,349		MAXIMUS, Inc.	337,265	0.3
3,626		MKS Instruments, Inc.	433,416	0.4
928		Monolithic Power Systems, Inc.	247,897	0.2
15,887		National Instruments Corp.	570,184	0.5
1,415		NetApp, Inc.	67,057	0.1
1,230	(1)	Paylocity Holding Corp.	181,117	0.2
12,811		Perspecta, Inc.	266,084	0.2
1,071	(1)	Proofpoint, Inc.	117,457	0.1
718	(1)	PTC, Inc.	65,632	0.1
10,544	(1)	Pure Storage, Inc. - Class A	160,901	0.1
3,731	(1)	Qualys, Inc.	396,008	0.4
2,842		Science Applications International Corp.	237,193	0.2
8,995	(1)	Semtech Corp.	527,557	0.5
5,236	(1)	Silicon Laboratories, Inc.	536,219	0.5
2,733	(1)	Slack Technologies, Inc.	89,752	0.1
2,783	(1)	SolarEdge Technologies, Inc.	615,460	0.6
13,494		Switch, Inc.	232,097	0.2
3,195	(1)	Synaptics, Inc.	272,629	0.2
1,309		SYNNEX Corp.	166,439	0.2
947	(1)	Synopsys, Inc.	209,571	0.2
13,487		Teradyne, Inc.	1,145,990	1.1
10,313	(1)	Trimble, Inc.	540,504	0.5
2,134		Universal Display Corp.	374,517	0.3
3,419		Vishay Intertechnology, Inc.	54,670	0.0
3,073	(1)	WEX, Inc.	490,789	0.4
			17,658,905	16.2

		Materials: 6.1%
6,350	(1)	Allegheny Technologies, Inc.	52,895	0.0

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
455	Aptargroup, Inc.	$ 53,867	0.0
18,161	Avient Corp.	463,469	0.4
4,973	Cabot Corp.	184,051	0.2
2,045	Celanese Corp. - Series A	206,852	0.2
13,140	Chemours Co.	271,472	0.2
13,403	Commercial Metals Co.	279,721	0.3
11,050	Domtar Corp.	315,146	0.3
4,997	Greif, Inc. - Class A	184,139	0.2
7,970	Huntsman Corp.	172,311	0.2
3,484	(1) Ingevity Corp.	195,696	0.2
2,857	Louisiana-Pacific Corp.	94,110	0.1
5,922	Minerals Technologies, Inc.	300,542	0.3
466	NewMarket Corp.	173,580	0.2
1,947	Packaging Corp. of America	197,114	0.2
6,288	Reliance Steel & Aluminum Co.	659,423	0.6
3,636	Royal Gold, Inc.	495,660	0.4
1,892	RPM International, Inc.	160,385	0.1
1,226	Scotts Miracle-Gro Co.	206,618	0.2
5,585	Sensient Technologies Corp.	308,404	0.3
8,074	Silgan Holdings, Inc.	307,296	0.3
8,889	Sonoco Products Co.	471,384	0.4
26,808	Steel Dynamics, Inc.	791,372	0.7
4,613	Valvoline, Inc.	94,105	0.1
		6,639,612	6.1

	Real Estate: 9.1%
11,162	American Campus Communities, Inc.	378,392	0.3
2,049	Boston Properties, Inc.	177,997	0.2
23,448	Brixmor Property Group, Inc.	276,686	0.3
9,149	Camden Property Trust	832,010	0.8
6,248	(1) CBRE Group, Inc.	293,843	0.3
27,676	CoreCivic, Inc.	257,664	0.2
17,535	Corporate Office Properties Trust SBI MD	432,062	0.4
20,322	Cousins Properties, Inc.	606,612	0.6
2,130	CyrusOne, Inc.	177,919	0.2
20,200	Douglas Emmett, Inc.	563,984	0.5
5,126	EastGroup Properties, Inc.	682,578	0.6
200	Essex Property Trust, Inc.	43,302	0.0
13,771	First Industrial Realty Trust, Inc.	587,333	0.5
13,620	Geo Group, Inc./The	151,999	0.1
17,158	Highwoods Properties, Inc.	639,307	0.6
17,520	Hudson Pacific Properties, Inc.	411,370	0.4
4,316	Jones Lang LaSalle, Inc.	444,721	0.4
4,005	Kilroy Realty Corp.	234,373	0.2
6,326	Lamar Advertising Co.	437,949	0.4
5,675	Life Storage, Inc.	598,315	0.5
8,690	Medical Properties Trust, Inc.	161,460	0.1
3,011	National Retail Properties, Inc.	106,710	0.1
4,130	Omega Healthcare Investors, Inc.	127,906	0.1
9,939	Outfront Media, Inc.	168,267	0.2
9,613	Paramount Group, Inc.	71,136	0.1
9,669	Physicians Realty Trust	175,492	0.2
2,966	PotlatchDeltic Corp.	136,555	0.1
3,016	PS Business Parks, Inc.	380,619	0.4
28,034	Service Properties Trust	230,159	0.2
1,547	Spirit Realty Capital, Inc.	54,934	0.1
2,288	VICI Properties, Inc.	51,114	0.0
2,778	Weingarten Realty Investors	48,532	0.0
		9,941,300	9.1

	Utilities: 4.1%
12,896	AES Corp.	228,904	0.2
2,026	American Water Works Co., Inc.	286,355	0.3
8,598	Black Hills Corp.	482,176	0.4
6,238	Essential Utilities, Inc.	265,115	0.2
1,776	Evergy, Inc.	94,519	0.1
1,657	Idacorp, Inc.	148,964	0.1
6,730	MDU Resources Group, Inc.	158,963	0.2
10,293	NorthWestern Corp.	531,530	0.5
14,971	OGE Energy Corp.	476,976	0.4
13,703	PNM Resources, Inc.	598,547	0.6
5,176	Southwest Gas Holdings, Inc.	325,415	0.3
6,849	Spire, Inc.	398,680	0.4
6,940	UGI Corp.	239,638	0.2
11,781	Vistra Corp.	226,549	0.2
		4,462,331	4.1

	Total Common Stock
	(Cost $97,493,812)	107,331,410	98.5

EXCHANGE-TRADED FUNDS: 1.3%
7,120	iShares Core S&P Mid-Cap ETF	1,371,098	1.3

	Total Exchange-Traded Funds
	(Cost $1,358,722)	1,371,098	1.3

	Total Long-Term Investments
	(Cost $98,852,534)	108,702,508	99.8

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Repurchase Agreements: 0.2%
224,321	(3) Bank of Montreal, Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $224,322, collateralized by various U.S. Government Agency Obligations, 2.500%, Market Value plus accrued interest $228,807, due 08/01/50)
	(Cost $224,321)	$ 224,321	0.2

	Total Short-Term Investments
	(Cost $224,321)	224,321	0.2

	Total Investments in Securities (Cost $99,076,855)	$ 108,926,829	100.0
	Assets in Excess of Other Liabilities	8,768	0.0
	Net Assets	$ 108,935,597	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$107,331,410	$–	$–	$107,331,410
Exchange-Traded Funds	1,371,098	–	–	1,371,098
Short-Term Investments	–	224,321	–	224,321
Total Investments, at fair value	$108,702,508	$224,321	$–	$108,926,829

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $99,826,127.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,390,598
Gross Unrealized Depreciation	(11,289,896)
Net Unrealized Appreciation	$9,100,702